Long-Term Debt (Tables)	12 Months Ended
Jan. 31, 2021
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Summary of Long-term Debt
As at January 31, 2021 and 2020, the maturity dates, interest rates, outstanding nominal amounts and carrying amounts of long-term debt were as follows:

January 31, 2021
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility	May 2027	2.12%	2.12%	U.S. $1,207.6	$1,543.0
	May 2027	6.00%	6.77%	U.S. $597.0	733.3	[a]
Term Loans	Dec. 2021 to Dec. 2030	0.75% to 1.60%	1.00% to 4.67%	€ 92.6	133.4
Total long-term debt					$2,409.7
Current					25.3
Non-current					2,384.4
Total long-term debt					$2,409.7
[a]
  Net of unamortized transaction costs of $29.5 million.

January 31, 2020
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility	May 2025	3.65%	3.65%	U.S. $886.5	$1,172.0
	May 2025	4.15%	4.44%	U.S. $333.3	434.7	[a]
Term Loans	June 2020 to Dec. 2030	0.75% to 1.65%	1.00% to 4.67%	€ 29.7	38.7
Total long-term debt					$1,645.4
Current					17.9
Non-current					1,627.5
Total long-term debt					$1,645.4
[a]
  Net of unamortized transaction costs of $6.0 million.

Summary of Changes in Long-term Debt
The following table explains the changes in long-term debt during the year ended January 31, 2021:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2020	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2021
Term Facility	$1,606.7	$835.0	$(20.2)	$(118.9)	$(26.3)	$2,276.3
Term Loans	38.7	129.3	(32.6)	2.8	(4.8)	133.4
Total	$1,645.4	$964.3	$(52.8)	$(116.1)	$(31.1)	$2,409.7
The following table explains the changes in long-term debt during the year ended January 31, 2020:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2019	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other		Carrying amount as at January 31, 2020
Term Facility	$1,176.9	$440.0	$(14.1)	$9.9	$(6.0)		$1,606.7
Term Loans	29.5	17.3	(4.9)	(1.1)	(2.1)		38.7
Finance lease liabilities	9.1	—	—	—	(9.1)	[a]	—
Total	$1,215.5	$457.3	$(19.0)	$8.8	$(17.2)		$1,645.4
[a]
  Finance lease liabilities were included in lease liabilities as part of the adoption of IFRS 16.